Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 4 - Cash and Cash Equivalents

Cash and cash equivalents comprised the following:

	At June 30,	At December 31,
	2026	2025
Cash deposits	$485.8	$433.9
Term deposits	528.4	237.0
	$1,014.2	$670.9

As at June 30, 2026 and December 31, 2025, cash and cash equivalents were primarily held in interest-bearing deposits. Interest earned on cash and cash equivalents is presented as finance income, referenced in Note 18.